Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com
August 9, 2011
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Highland Funds II Pre-Effective Amendment No. 1 to The Registration Statement on Form N-14 (File No. 333-175620)
Ladies and Gentlemen:
     On behalf of the Highland Funds II (the “Registrant”), attached for filing under the Securities Act of 1933 (the “1933 Act”) is the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14.
     The initial Registration Statement on Form N-14 was filed on July 15, 2011 (Accession Number 000950123-11-065954). The filings relate to the proposed acquisition of the assets and liabilities of the Incline Trend Following Fund (the “Acquired Fund”) by the Highland Trend Following Fund (the “Acquiring Fund”). Please note that the Acquiring Fund is a “shell fund” that is expected to be effective before the closing of the proposed acquisition. The combined Proxy Statement/Prospectus contained in this filing will be used in the solicitation of proxies of the shareholders of the Acquired Fund to approve an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of the Acquired Fund will be transferred to the Acquiring Fund.
     This Pre-Effective Amendment No. 1 is being filed to add expense and financial information and otherwise materially complete the Registration Statement. As Registrant stated in its transmittal letter filed with the initial Registration Statement on July 15, 2011, Registrant will request acceleration of the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 pursuant to Rule 461(a) under the 1933 Act for an effective date of August 15, 2011.

Securities and Exchange Commission
August 9, 2011

Attached hereto is the acceleration request. The Registrant will work with the staff toward this goal.
     The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 under the Investment Company Act of 1940.
     Questions and comments concerning this filing may be directed to the undersigned at (215) 988-2883.

Sincerely,
/s/ Lisa Whittaker
Lisa Whittaker

     Enclosures

Securities and Exchange Commission
August 9, 2011

Attachment
HIGHLAND FUNDS II
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
1-972-628-4100
August 9, 2011
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Highland Funds II Pre-Effective Amendment No. 1 to The Registration Statement on Form N-14
(File No. 333-175620)
Ladies and Gentlemen:
     Pursuant to Rule 461 under the Securities Act of 1933, we hereby request that the effective date of the above-referenced Pre-Effective Amendment No. 1 to Highland Fund II’s Registration Statement on Form N-14 (the “Pre-Effective Amendment”) be accelerated so that the Pre-Effective Amendment may be declared effective on August 15, 2011, or as soon thereafter as practicable.
     Thank you for your consideration of this request. Should questions arise in conjunction with this request, or if there is any way we can be of assistance in expediting the processing of this request, please call Lisa Whittaker, Esq. at (215) 988-2883.

Securities and Exchange Commission
August 9, 2011

Very truly yours, Highland Funds II
By:	/s/ Brian Mitts
Name: Brian Mitts
Title: Treasurer

BNY Mellon Distributors Inc.
By:	/s/ Bruno DiStefano
	Name:	Bruno DiStefano
	Title:	Vice President